Transfers of Financial Assets - Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2022	Mar. 31, 2021
Repurchase agreements and securities lending transactions [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	¥ 13,217,653	¥ 9,837,768
Carrying amount of associated liabilities	10,842,730	8,561,981
Loans and advances [member] | Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	1,517,316	1,522,945
Carrying amount of associated liabilities	1,196,264	1,207,662
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	1,696,689	1,720,956
Fair value of associated liabilities	1,241,195	1,263,296
Net position	455,494	457,660
Loans and advances [member] | Corporate loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	874,174	849,842
Carrying amount of associated liabilities	807,532	788,300
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	877,258	855,254
Fair value of associated liabilities	807,532	788,300
Net position	¥ 69,726	¥ 66,954